Shareholders’ Equity (Tables)	12 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
Schedule of Company Warrant Liabilities Measured at Fair Value on a Recurring Basis:

The following tables present information about the Company’s warrant liabilities measured at fair value on a recurring basis:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities	-	16,816,812	-	16,816,812
Total	$-	$16,816,812	$-	$16,816,812

Schedule of Warrant Activities	The summary of warrant activities for the years ended June 30, 2026 and 2025 were as follows:
	Warrants	Weighted Average Exercise Price	Contractual Life in Years
Warrants Outstanding as of June 30, 2024	-	-	-
Warrants Exercisable as of June 30, 2024	-	-	-
Warrants Granted	2,087,823	20	-
Warrants Exercised	2,087,823	20	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2025	-	$-	-
Warrants Exercisable as of June 30, 2025	-	-	-
Warrants Granted	15,166,668	-	1.00
Warrants Exercised	6,066,661	-	1.00
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2026	9,100,007	-	0.82
Warrants Exercisable as of June 30, 2026	9,100,007	$-	0.82